CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - KRW (₩) ₩ in Millions	Total	Total	Share capital	Capital surplus	Other components of equity	Retained earnings	Non- controlling interest
Beginning balance at Dec. 31, 2018	₩ 75,552	₩ 76,158	₩ 3,474	₩ 27,141	₩ 138	₩ 45,405	₩ (606)
Total comprehensive income (loss) for the year
Profit (loss) for the year	39,730	39,876				39,876	(146)
Remeasurement of defined benefit liabilities	0
Foreign currency translation adjustments	136	136			136
Total comprehensive income (loss) for the year	39,866	40,012			136	39,876	(146)
Transaction with owners, recognized directly in equity
Equity transaction	348	(13)		(13)			361
Non-controlling interests	0	(613)				(613)	613
Ending balance at Dec. 31, 2019	115,766	115,544	3,474	27,128	274	84,668	222
Total comprehensive income (loss) for the year
Profit (loss) for the year	62,556	62,703				62,703	(147)
Remeasurement of defined benefit liabilities	0
Foreign currency translation adjustments	(1,319)	(1,319)			(1,319)
Total comprehensive income (loss) for the year	61,237	61,384			(1,319)	62,703	(147)
Transaction with owners, recognized directly in equity
Equity transaction	(17)	(18)		(18)			1
Changes in interests in subsidiaries	362						362
Ending balance at Dec. 31, 2020	177,348	176,910	3,474	27,110	(1,045)	147,371	438
Total comprehensive income (loss) for the year
Profit (loss) for the year	65,880	65,947				65,947	(67)
Remeasurement of defined benefit liabilities	(3)	(2)			(2)		(1)
Foreign currency translation adjustments	3,274	3,227			3,227		47
Total comprehensive income (loss) for the year	69,151	69,172			3,225	65,947	(21)
Transaction with owners, recognized directly in equity
Equity transaction	342	(12)		(12)			354
Ending balance at Dec. 31, 2021	₩ 246,841	₩ 246,070	₩ 3,474	₩ 27,098	₩ 2,180	₩ 213,318	₩ 771